Debt - Schedule of Senior Unsecured Revolving Credit Facility (Details) € in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) extension_option	Dec. 31, 2025 EUR (€) extension_option	Dec. 31, 2025 CAD ($) extension_option	Dec. 31, 2025 AUD ($) extension_option	Dec. 31, 2025 NZD ($) extension_option	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 NZD ($)
Line of Credit Facility [Line Items]
Carrying Amount (USD)	$ 4,140,235					$ 3,300,396
Tranche A-1 | Term Loans
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.10%
Carrying Amount (USD)	$ 375,000					375,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Carrying Amount (USD)	332,111					255,052
Revolving Credit Facility | 2022/2020 Senior Unsecured Revolving Credit Facilities, Tranche 3 | Credit Facility
Line of Credit Facility [Line Items]
Carrying Amount (USD)	$ 0					14,000
Revolving Credit Facility | 2022/2020 Senior Unsecured Revolving Credit Facilities, Tranche 3 | Credit Facility | SOFR
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.84%
Revolving Credit Facility | 2022/2020 Senior Unsecured Revolving Credit Facilities, Tranche 4 | Credit Facility
Line of Credit Facility [Line Items]
Carrying Amount (USD)	$ 138,469			$ 207,500		121,908			$ 197,000
Revolving Credit Facility | 2022/2020 Senior Unsecured Revolving Credit Facilities, Tranche 4 | Credit Facility | BBSW
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.84%
Revolving Credit Facility | 2022/2020 Senior Unsecured Revolving Credit Facilities, Tranche 1 | Credit Facility
Line of Credit Facility [Line Items]
Carrying Amount (USD)	$ 71,400		$ 98,000			24,335		$ 35,000
Revolving Credit Facility | 2022/2020 Senior Unsecured Revolving Credit Facilities, Tranche 1 | Credit Facility | CORRA
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.84%
Revolving Credit Facility | 2022/2020 Senior Unsecured Revolving Credit Facilities, Tranche 5 | Credit Facility
Line of Credit Facility [Line Items]
Carrying Amount (USD)	$ 82,812	€ 70,500				72,993	€ 70,500
Revolving Credit Facility | 2022/2020 Senior Unsecured Revolving Credit Facilities, Tranche 5 | Credit Facility | EURIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.84%
Revolving Credit Facility | 2022/2020 Senior Unsecured Revolving Credit Facilities, Tranche 6 | Credit Facility
Line of Credit Facility [Line Items]
Carrying Amount (USD)	$ 39,430				$ 68,500	$ 21,816				$ 39,000
Revolving Credit Facility | 2022/2020 Senior Unsecured Revolving Credit Facilities, Tranche 6 | Credit Facility | BKBM
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.84%
Revolving Credit Facility | Tranche A-1 | Credit Facility
Line of Credit Facility [Line Items]
Number of extensions | extension_option	2	2	2	2	2
Term of debt	12 months
Revolving Credit Facility | 2022/2020 Senior Unsecured Revolving Credit Facilities, Tranche 2 | Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.30%
Number of extensions | extension_option	2	2	2	2	2
Term of debt	6 months